Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net Revenues	¥ 5,285,195,023	$ 809,991,575	¥ 5,570,080,604	¥ 3,022,145,785
Advertising and Marketing Service Provided to Advertising Customers Recorded Gross
Disaggregation Of Revenue [Line Items]
Net Revenues	3,857,233,008	591,146,821	4,339,602,177	2,399,716,518
Advertising and Marketing Service Provided to Advertising Platforms Recorded Net
Disaggregation Of Revenue [Line Items]
Net Revenues	1,189,601,725	182,314,441	1,075,718,365	414,541,506
Agent and Platform Service fees
Disaggregation Of Revenue [Line Items]
Net Revenues	7,904,057	1,211,350	33,154,982	203,389,356
Live Streaming And Online Games
Disaggregation Of Revenue [Line Items]
Net Revenues	193,141,447	29,600,222	104,445,462
Other Revenues
Disaggregation Of Revenue [Line Items]
Net Revenues	37,314,786	5,718,741	17,159,618	4,498,405
Total Other services
Disaggregation Of Revenue [Line Items]
Net Revenues	¥ 238,360,290	$ 36,530,313	¥ 154,760,062	¥ 207,887,761